Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Assets held under finance leases	$ 0	$ 1,600,000
Current Inventory [member]
Disclosure of detailed information about property, plant and equipment [line items]
Inventory pledged as security	274,100,000	260,700,000
Non-current Inventory [member]
Disclosure of detailed information about property, plant and equipment [line items]
Inventory pledged as security	$ 43,400,000	$ 20,800,000